STOCK OPTION RESERVE (Tables)	12 Months Ended
Mar. 31, 2023
Notes and other explanatory information [abstract]
Schedule of stock option reserve

	Years Ended March 31,
	2023		2022
(In thousands)	Non-Controlling Interest	Stock Option Reserve	Non-Controlling Interest	Stock Option Reserve
Balance, beginning of year	$11,659	$16,928	$11,468	$7,977
Share-based compensation expense	–	4,276	191	8,951
Settled in iOx exchange	(11,659)	–	–	–
Balance, end of year	$–	$21,204	$11,659	$16,928

Schedule of assumptions

Assumption	Unvested Options	Vested Options
Risk free interest rate	0.48%	0.48%
Expected dividend	Nil 0	Nil 0
Expected volatility	144%	139%
Expected life	6.00 years	5.5 years
Fair value of Portage stock	US$17.11	US$16.66

Following are the weighted average assumptions used in connection with the January 19, 2022 option grants, with respect to the Company’s Amended and Restated 2021 Equity Incentive Plan:

Assumption	Unvested Options
Risk free interest rate	1.11%
Expected dividend	Nil 0
Expected volatility	116%
Expected life	6.25 years
Fair value of Portage stock	US$8.76

Following are the weighted average assumptions used in connection with the February 15, 2022 option grants, with respect to the Company’s Amended and Restated 2021 Equity Incentive Plan:

Assumption	Unvested Options
Risk free interest rate	1.99%
Expected dividend	Nil 0
Expected volatility	111%
Expected life	6.00 years
Fair value of Portage stock	US$7.20

The following is the weighted average assumptions used in connection with the June 8, 2022 option grant with respect to the Company’s Amended and Restated 2021 Equity Incentive Plan:

Assumption	Unvested Options
Risk free interest rate	3.05%
Expected dividend	Nil 0
Expected volatility	111%
Expected life	6.25 years
Fair value of Portage option	US$9.36

The following is the weighted average assumptions used in connection with the July 27, 2022 option grant with respect to the Company’s Amended and Restated 2021 Equity Incentive Plan:

Assumption	Unvested Options
Risk free interest rate	2.83%
Expected dividend	Nil 0
Expected volatility	112%
Expected life	5.75 years
Fair value of Portage option	US$8.38

The following is the weighted average assumptions used in connection with the March 30, 2023 option grants with respect to the Company’s Amended and Restated 2021 Equity Incentive Plan:

	Unvested Options
Assumption	(1 Year Grants)	(4 Year Grants)
Risk free interest rate	3.66%	3.64%
Expected dividend	Nil 0	Nil 0
Expected volatility	113%	110%
Expected life	5.50 years	6.25 years
Fair value of Portage option	US$2.43	US$2.48

Schedule of outstanding stock options

	Years Ended March 31,
	2023	2022	2023	2022
	PBI Amended and Restated 2021 Equity Incentive Plan		iOx Option Plan (Subsidiary Plan)
Balance, beginning of year	1,151,400	868,000	1,275	1,924
Granted	812,020	343,400	–	–
Expired or forfeited	–	(60,000)	(1,275)	(649)
Balance, end of year	1,963,420	1,151,400	–	1,275
Exercisable, end of year	747,163	405,997	–	1,275

Schedule of weighted average exercise price and remaining contractual life

	As of March 31,
	2023	2022	2023	2022
	PBI Amended and Restated 2021 Equity Incentive Plan		iOx Option Plan (Subsidiary Plan)
Weighted average exercise price	$10.53	15,47	$–	$157.60
Weighted average remaining contractual life (in years)	8.86	9.10	–	0.05